COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 4,808,632		$ 3,886,045	$ 0
Operating lease liabilities	4,929,801		3,931,580
Lease expense	1,406,101
Rent and utility	15,000	$ 15,500
Customer liability	$ 338,725		$ 338,725	$ 338,725